Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2014-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 8-30-2014	PAGE 1

A.	DATES

				Begin	End	# days
1	Determination Date				9/18/2014
2	Payment Date				9/22/2014
3	Collection Period			7/27/2014	8/30/2014	35
4	Monthly Interest Period - Actual/360			8/20/2014	9/21/2014	33
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	288,000,000.00	121,730,414.72	38,956,231.16	82,774,183.56	0.2874104
7	Class A-2 Notes	418,000,000.00	418,000,000.00	—	418,000,000.00	1.0000000
8	Class A-3 Notes	418,000,000.00	418,000,000.00	—	418,000,000.00	1.0000000
9	Class A-4 Notes	126,000,000.00	126,000,000.00	—	126,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$1,083,730,414.72	$38,956,231.16	$1,044,774,183.56

11	Overcollateralization	38,660,147.26	38,660,147.26		38,660,147.26

12	Adjusted Pool Balance	$1,288,660,147.26	$1,122,390,561.98	$38,956,231.16	$1,083,434,330.82

13	YSOC	45,906,697.74	38,450,326.87		37,036,297.48

14	Net Pool Balance	$1,334,566,845.00	$1,160,840,888.85	$38,956,231.16	$1,120,470,628.30

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.19000%	21,201.38	0.0736159	38,977,432.54	135.3383074
16	Class A-2 Notes	0.42000%	146,300.00	0.3500000	146,300.00	0.3500000
17	Class A-3 Notes	0.91000%	316,983.33	0.7583333	316,983.33	0.7583333
18	Class A-4 Notes	1.45000%	152,250.00	1.2083333	152,250.00	1.2083333

	Total Securities		636,734.71		39,592,965.87

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					21,309,468.25
20	Scheduled Interest Payments Received					2,642,254.59
21	Prepayments of Principal Received					4,518,987.06
22	Liquidation Proceeds					14,250,104.10
23	Recoveries Received					192,745.19
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					42,913,559.19

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					124.86

28	Total Available Funds, prior to Servicer Advances					42,913,684.05

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					42,913,684.05

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					42,913,684.05

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					967,367.41
35	Class A Noteholder Interest (Item 50)					636,734.71
36	Principal Distribution Amount (Item 75)					38,956,231.16
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					2,353,350.77

Volkswagen Auto Loan Enhanced Trust 2014-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 8-30-2014	PAGE 2

		Due	Shortfall	Paid
	Distribution Detail:
41	Servicing Fees	967,367.41	—	967,367.41

	Pro rata:
42	Class A-1 Interest	21,201.38	—	21,201.38
43	Class A-2 Interest	146,300.00	—	146,300.00
44	Class A-3 Interest	316,983.33	—	316,983.33
45	Class A-4 Interest	152,250.00	—	152,250.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	636,734.71	—	636,734.71

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			1,122,390,561.98
52	Beginning Net Pool Balance		1,160,840,888.85
53	Receipts of Scheduled Principal		(21,309,468.25)
54	Receipts of Prepaid Principal		(4,518,987.06)
55	Liquidation Proceeds		(14,250,104.10)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(291,701.14)

59	Ending Net Pool Balance		1,120,470,628.30
60	Yield Supplement Overcollateralization Amount		37,036,297.48

61	Adjusted Pool Balance		1,083,434,330.82
62	Less: Adjusted Pool Balance - End of Collection Period			1,083,434,330.82

63	Calculated Principal Distribution Amount			38,956,231.16

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			42,913,684.05
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			967,367.41
67	Less: Interest Paid to Noteholders (Item 35)			636,734.71
68	Less: Calculated Principal Distribution (Item 63)			38,956,231.16

69	Equals: Remaining Available Funds before Servicer Advance			2,353,350.77
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			2,353,350.77
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			38,956,231.16

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,300.74, and (b) the aggregate note balance)			6,443,300.74
81	Initial Reserve Account Balance			1,288,660.15
82	Beginning Reserve Account Balance			6,443,300.74
83	Plus: Net Investment Income for the Collection Period			124.86

84	Subtotal: Reserve Fund Available for Distribution			6,443,425.60
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,443,425.60
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			124.86

89	Equals: Ending Reserve Account Balance			6,443,300.74

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

Volkswagen Auto Loan Enhanced Trust 2014-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 8-30-2014	PAGE 3

G.	POOL STATISTICS

			Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance		1,334,566,845	1,120,470,628
92	Number of Current Contracts		54,727	51,365
93	Weighted Average Loan Rate		2.44%	2.42%
94	Average Remaining Term		58.0	52.6
95	Average Original Term		64.19	64.4
96	Monthly Prepayment Rate			1.41%

			Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		12	291,701.14
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			192,745.19

100	Net Principal Losses for Current Collection Period		12	98,955.95

101	Beginning Net Principal Losses		42	1,056,091.58
102	Net Principal Losses for Current Collection Period		12	98,955.95

103	Cumulative Net Principal Losses		54	1,155,047.53

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,334,556,845.01)			0.09%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile - End of Period:
105	Current	99.67%	51,224	1,116,745,141.26
106	31 - 60 Days Delinquent	0.29%	122	3,208,540.33
107	61 - 90 Days Delinquent	0.05%	19	516,946.71

108	Total	100.00%	51,365	1,120,470,628.30

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month